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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      July 6, 2012
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $269,506 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.

FORM 13F

ALL EQUITY PORTFOLIOS UNDER MANAGEMENT

06-30-2012


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102   13,691     438,379   SH          Sole                  438,379


AT&T Inc.                       COM    00206R102     9,385     263,179  SH           Sole                  263,179
Alcoa Inc                       COM    013817101     1,325     151,480  SH           Sole                  151,480
Allstate Corp.                  COM    020002101    10,252     292,155  SH           Sole                  292,155
AnnalyCapMgmtIncREIT            COM    035710409     6,785     404,330  SH           Sole                  404,330
Applied Materials               COM    038222105     3,461     302,405  SH           Sole                  302,405
ArcherDanielsMidland            COM    039483102     8,911     301,855  SH           Sole                  301,855
Avon Products, Inc.             COM    054303102     1,765     108,855  SH           Sole                  108,855
Baker Hughes Inc.               COM    057224107     8,785     213,755  SH           Sole                  213,755
Bank of America Corp.           COM    060505104     2,389     292,013  SH           Sole                  292,013
Becton Dickinson & Co.          COM    075887109     3,469      46,405  SH           Sole                   46,405
Best Buy Company Inc            COM    086516101     8,301     396,020  SH           Sole                  396,020
Black Box Corporation           COM    091826107     6,797     236,816  SH           Sole                  236,816
Boeing Company                  COM    097023105    10,624     142,990  SH           Sole                  142,990
ConocoPhillips                  COM    20825c104     1,509      27,005  SH           Sole                   27,005
Cullen Frost Bankers            COM    229899109     5,207      90,576  SH           Sole                   90,576
Dover Corporation               COM    260003108     6,570     122,550  SH           Sole                  122,550
Dow Chemical Co                 COM    260543103     5,613     178,204  SH           Sole                  178,204
Emcore Corporation              COM    290846203        55      12,500  SH           Sole                   12,500
Enzo Biochem Inc.               COM    294100102       117      70,001  SH           Sole                   70,001
Fidelity National Finl          COM    31620R105     7,452     386,896  SH           Sole                  386,896
Gannett Company Inc             COM    364730101     5,695     386,650  SH           Sole                  386,650
General Dynamics Corp           COM    369550108     1,416      21,465  SH           Sole                   21,465
H&R Block Inc                   COM    093671105     3,776     236,265  SH           Sole                  236,265
Hewlett-Packard Co              COM    428236103     7,648     380,315  SH           Sole                  380,315
Home Depot Inc                  COM    437076102     2,269      42,826  SH           Sole                   42,826
IBM Corporation                 COM    459200101    12,406      63,430  SH           Sole                   63,430
Johnson & Johnson               COM    478160104     3,441      50,930  SH           Sole                   50,930
Lincoln National Corp.          COM    534187109     1,213      55,461  SH           Sole                   55,461
Marsh & McLennan                COM    571748102    10,492     325,550  SH           Sole                  325,550
Mosaic Co. (The)                COM    61945C103     2,207      40,310  SH           Sole                   40,310
PPG Industries Inc              COM    693506107     4,552      42,895  SH           Sole                   42,895
Phillips 66                     COM    718546104       449      13,502  SH           Sole                   13,502
Pulse Electronics Corp          COM    74586W106     1,357     688,795  SH           Sole                  688,795
Raytheon Company                COM    755111507     8,777     155,095  SH           Sole                  155,095
Staples Inc                     COM    855030102     6,293     482,260  SH           Sole                  482,260
Star Scientific Inc             COM    85517P101       182      40,000  SH           Sole                   40,000
US Natural Gas Fd ETF           COM    912318201       688      35,650  SH           Sole                   35,650
Valero Energy Corp              COM    91913Y100     7,046     291,750  SH           Sole                  291,750
Wal-Mart Stores Inc             COM    931142103    10,368     148,705  SH           Sole                  148,705
Western Union Co/The            COM    959802109     9,974     592,261  SH           Sole                  592,261
BP Plc ADS                      ADR    055622104     8,189     201,995  SH           Sole                  201,995
Barclays Plc ADR                ADR    06738E204     2,478     240,625  SH           Sole                  240,625
Ingersoll-Rand PLC              ADR    G47791101     1,470      34,850  SH           Sole                   34,850
Nippon Telgrph&Telphn           ADR    654624105    11,801     510,000  SH           Sole                  510,000
Novartis AG                     ADR    66987V109     3,930      70,300  SH           Sole                   70,300
Rio Tinto Plc                   ADR    767204100     4,714      98,605  SH           Sole                   98,605
Siemens AG ADS                  ADR    826197501     8,458     100,610  SH           Sole                  100,610
Teva Phrm Ind Ltd ADR           ADR    881624209     9,686     245,585  SH           Sole                  245,585
Vodafone Group Plc              ADR    92857W209     3,769     133,730  SH           Sole                  133,730
XL Group Ltd.                   ADR    G98290102     4,859     230,922  SH           Sole                  230,922
Alliance Worldwide Privatizati  MMF    01879X103       256      19,580  SH           Sole                   19,580
MrgnStnly AsiaPacific Fd        MMF    61744U106       507      37,000  SH           Sole                   37,000
MrgnStnly India Invstmnt Fd     MMF    61745C105       287      18,500  SH           Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL     B45JKK9        83      11,054  SH           Sole                   11,054


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REPORT SUMMARY     5       DATA RECORDS            269,506      1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC No: 028-13146

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